Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$ (546)	$ 732	$ (669)
Tax expenses of unrealized foreign exchange gain	512	2,142	46
Tax expenses (benefits) of allowance for doubtful accounts	2,304	(57)	15
Tax expenses of used investment tax credits	3,337	1,431	5,985
Tax expenses (benefits) of advanced share-based compensation deductions	(1,459)	(432)	2,032
Deferred Income Tax Expense (Benefit)	$ 4,148	$ 3,816	$ 7,409